Stock Option Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of option exercised	$ 161,572	$ 200,192
Weighted-average period to recognize compensation cost	1 year
Fair value of share vested	$ 90,163	90,163
Recognized tax benefit	$ 35,267	$ 35,267
2012 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded	104,035
Award expiration period	10 years
Exercise price per share	$ 15.65
Total unrecognized compensation costs	$ 22,232